Quarterly Holdings Report
for
Fidelity Freedom® Blend 2010 Fund
June 30, 2025
FBF-Y10-NPRT1-0825
1.9892463.106
Bond Funds - 63.2%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	2,561,732	25,642,935
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	360,418	2,778,822
Fidelity Series Corporate Bond Fund (b)	1,165,856	10,947,385
Fidelity Series Emerging Markets Debt Fund (b)	104,100	843,207
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	25,664	246,628
Fidelity Series Floating Rate High Income Fund (b)	17,202	152,407
Fidelity Series Government Bond Index Fund (b)	1,958,710	17,980,957
Fidelity Series High Income Fund (b)	91,739	807,307
Fidelity Series International Developed Markets Bond Index Fund (b)	881,974	7,690,812
Fidelity Series Investment Grade Bond Fund (b)	1,673,297	16,900,299
Fidelity Series Investment Grade Securitized Fund (b)	1,164,865	10,448,837
Fidelity Series Long-Term Treasury Bond Index Fund (b)	976,015	5,250,961
Fidelity Series Real Estate Income Fund (b)	15,423	154,543
TOTAL BOND FUNDS (Cost $103,962,677)		99,845,100

Domestic Equity Funds - 14.0%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (b)	247,289	5,111,467
Fidelity Series Commodity Strategy Fund (b)	3,255	295,823
Fidelity Series Large Cap Growth Index Fund (b)	122,195	3,288,277
Fidelity Series Large Cap Stock Fund (b)	117,640	3,045,691
Fidelity Series Large Cap Value Index Fund (b)	357,802	6,172,088
Fidelity Series Small Cap Core Fund (b)	117,843	1,374,045
Fidelity Series Small Cap Opportunities Fund (b)	43,662	637,896
Fidelity Series Value Discovery Fund (b)	136,613	2,209,034
TOTAL DOMESTIC EQUITY FUNDS (Cost $16,997,102)		22,134,321

International Equity Funds - 13.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	79,666	1,465,064
Fidelity Series Emerging Markets Fund (b)	149,906	1,530,544
Fidelity Series Emerging Markets Opportunities Fund (b)	285,382	6,112,877
Fidelity Series International Growth Fund (b)	160,047	3,176,928
Fidelity Series International Index Fund (b)	83,591	1,195,348
Fidelity Series International Small Cap Fund (b)	105,356	2,090,269
Fidelity Series International Value Fund (b)	206,437	3,152,299
Fidelity Series Overseas Fund (b)	195,615	3,168,957
Fidelity Series Select International Small Cap Fund (b)	10,089	134,391
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $16,694,753)		22,026,677

Short-Term Funds - 6.6%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b)	221,843	2,238,396
Fidelity Series Treasury Bill Index Fund (b)	820,053	8,151,331
TOTAL SHORT-TERM FUNDS (Cost $10,375,633)		10,389,727

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 7/10/2025 (d)	4.25 to 4.26	100,000	99,895
US Treasury Bills 0% 7/17/2025 (d)	4.23 to 4.27	60,000	59,890
US Treasury Bills 0% 7/24/2025 (d)	4.24	140,000	139,627
US Treasury Bills 0% 7/31/2025 (d)	4.23	60,000	59,791
US Treasury Bills 0% 8/28/2025 (d)	4.27	110,000	109,234
TOTAL U.S. TREASURY OBLIGATIONS (Cost $468,448)			468,437

Money Market Funds - 2.0%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.32	312,130	312,192
Fidelity Series Government Money Market Fund (b)(f)	4.42	2,808,010	2,808,011
TOTAL MONEY MARKET FUNDS (Cost $3,120,203)			3,120,203

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $151,618,816)	157,984,465
NET OTHER ASSETS (LIABILITIES) - 0.0%	(21,353)
NET ASSETS - 100.0%	157,963,112

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	13	Sep 2025	1,743,105	14,965	14,965
ICE MSCI Emerging Markets Index Contracts (United States)	11	Sep 2025	678,425	14,494	14,494

TOTAL EQUITY CONTRACTS					29,459

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	40	Sep 2025	4,484,375	98,810	98,810
CBOT US Treasury Long Bond Contracts (United States)	14	Sep 2025	1,614,375	66,362	66,362

TOTAL INTEREST RATE CONTRACTS					165,172

TOTAL PURCHASED					194,631

Sold

Equity Contracts
CME S&P 500 Index Contracts (United States)	10	Sep 2025	3,126,875	(110,549)	(110,549)

TOTAL FUTURES CONTRACTS					84,082
The notional amount of futures purchased as a percentage of Net Assets is 5.3%
The notional amount of futures sold as a percentage of Net Assets is 2.0%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $423,484.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	394,669	931,006	1,013,483	2,550	-	-	312,192	312,130	0.0%
Total	394,669	931,006	1,013,483	2,550	-	-	312,192

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	24,649,409	2,074,300	1,227,282	91,413	1,879	144,628	25,642,934	2,561,732
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	2,917,313	129,196	250,835	11,165	(32,596)	15,744	2,778,822	360,418
Fidelity Series Blue Chip Growth Fund	5,083,276	215,623	1,120,591	-	10,448	922,710	5,111,466	247,289
Fidelity Series Canada Fund	1,237,637	104,570	62,613	-	(657)	186,127	1,465,064	79,666
Fidelity Series Commodity Strategy Fund	307,762	13,291	15,409	-	457	(10,278)	295,823	3,255
Fidelity Series Corporate Bond Fund	10,628,404	781,789	539,890	125,491	(27,210)	104,292	10,947,385	1,165,856
Fidelity Series Emerging Markets Debt Fund	824,089	48,703	42,375	12,151	(1,522)	14,312	843,207	104,100
Fidelity Series Emerging Markets Debt Local Currency Fund	230,881	9,304	10,786	-	(1,003)	18,232	246,628	25,664
Fidelity Series Emerging Markets Fund	1,456,809	62,185	149,132	-	1,767	158,915	1,530,544	149,906
Fidelity Series Emerging Markets Opportunities Fund	5,830,766	248,714	632,792	-	22,083	644,106	6,112,877	285,382
Fidelity Series Floating Rate High Income Fund	150,178	9,651	7,705	3,005	(138)	421	152,407	17,202
Fidelity Series Government Bond Index Fund	17,226,202	1,732,345	963,156	158,962	(84,825)	70,391	17,980,957	1,958,710
Fidelity Series Government Money Market Fund	2,684,951	247,533	124,474	29,027	-	-	2,808,010	2,808,010
Fidelity Series High Income Fund	778,184	48,625	41,604	12,738	(1,595)	23,696	807,306	91,739
Fidelity Series International Developed Markets Bond Index Fund	7,504,810	399,954	309,552	36,508	(7,257)	102,857	7,690,812	881,974
Fidelity Series International Growth Fund	2,804,595	310,864	267,522	-	3,691	325,300	3,176,928	160,047
Fidelity Series International Index Fund	1,100,479	57,943	90,467	-	819	126,574	1,195,348	83,591
Fidelity Series International Small Cap Fund	2,073,178	15,051	350,195	-	29,924	322,311	2,090,269	105,356
Fidelity Series International Value Fund	3,086,290	172,673	467,430	-	21,199	339,567	3,152,299	206,437
Fidelity Series Investment Grade Bond Fund	16,351,395	1,334,309	833,967	173,752	(65,063)	113,625	16,900,299	1,673,297
Fidelity Series Investment Grade Securitized Fund	10,283,617	679,765	514,691	114,802	(39,689)	39,835	10,448,837	1,164,865
Fidelity Series Large Cap Growth Index Fund	3,222,659	142,993	608,349	4,579	4,493	526,481	3,288,277	122,195
Fidelity Series Large Cap Stock Fund	2,965,129	178,220	531,449	-	10,675	423,116	3,045,691	117,640
Fidelity Series Large Cap Value Index Fund	6,246,457	307,678	604,505	-	(15,979)	238,436	6,172,087	357,802
Fidelity Series Long-Term Treasury Bond Index Fund	5,199,605	435,956	255,487	48,273	(43,601)	(85,512)	5,250,961	976,015
Fidelity Series Overseas Fund	2,890,785	217,994	311,098	-	3,550	367,726	3,168,957	195,615
Fidelity Series Real Estate Income Fund	152,840	8,849	7,705	2,220	(55)	614	154,543	15,423
Fidelity Series Select International Small Cap Fund	27,867	91,374	1,015	-	(33)	16,198	134,391	10,089
Fidelity Series Short-Term Credit Fund	2,222,574	135,278	130,154	23,408	(185)	10,883	2,238,396	221,843
Fidelity Series Small Cap Core Fund	1,449,939	59,193	233,306	-	(23,077)	121,296	1,374,045	117,843
Fidelity Series Small Cap Opportunities Fund	648,065	26,709	92,864	-	(4,792)	60,778	637,896	43,662
Fidelity Series Treasury Bill Index Fund	7,799,177	741,346	381,556	81,553	(66)	(7,570)	8,151,331	820,053
Fidelity Series Value Discovery Fund	2,271,568	93,341	218,028	-	(4,214)	66,367	2,209,034	136,613
	152,306,890	11,135,319	11,397,984	929,047	(242,572)	5,402,178	157,203,831

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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